Shareholder Fees	Nov. 01, 2024 USD ($)
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class U
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Defensive Growth Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class U
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class U
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shareholder Fee, Other	$ 15